Derivative Instruments and Hedging Activities - Effect of (Loss) Gain on Derivatives Not Designated as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	$ (131,179)	$ (160,451)	$ (110,670)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	(100,496)	178,865	30,318
Total realized and unrealized (losses) gains on derivative instruments	(231,675)	18,414	(80,352)
Interest rate swap agreements [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(125,424)	(122,439)	(123,277)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	(86,045)	182,800	26,770
Interest Rate Swaps Terminated [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(1,319)	(35,985)
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(4,436)	(2,027)	1,155
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	(16,926)	(3,935)	6,933
Foinaven embedded derivative [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net			11,452
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net			(3,385)
Stock purchase warrants [Member]
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	$ 2,475